Share-based Payments - Additional Information (Detail)							12 Months Ended
	Jun. 29, 2017 EUR (€) shares	Dec. 08, 2016 EUR (€)	Nov. 05, 2015 EUR (€) Tranches shares	May 05, 2014 EUR (€) Tranches shares	May 06, 2013 EUR (€) shares	Oct. 29, 2010 EUR (€) shares	Dec. 31, 2018 EUR (€) Warrant	Dec. 31, 2017 EUR (€) Warrant	Dec. 31, 2016 EUR (€) Warrant	Dec. 31, 2015	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant exercised				100,000	253,150	61,050	4,500	225,966
Number of warrants authorized | shares	520,000		466,000	100,000	266,241	79,500
Number of warrants offered	312,100		343,550	94,400	253,150	61,050	111,600	367,100
Number of warrants outstanding	294,484		245,982	60,697	2,500	766	731,229	674,962	571,444
Warrants expiration date	3 years	3 years	3 years	3 years	3 years	3 years
Percentage of warrants vested	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Exercise price of the different tranches ranges					€ 2.64	€ 35.36	€ 30.71	€ 31.76	€ 20.92
Warrants exercise period	5 years	5 years		10 years	10 years	10 years	10 years	Over four different exercise periods		Over three different exercise periods	Over four different exercise periods
Number of tranches | Tranches			5	5
Number of warrants cancelled | Warrant							(50,833)	(31,817)
Net expense recognized							€ 3,600,000	€ 2,600,000
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges	€ 31.34	€ 17.60	€ 15.90	€ 33.49
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges	€ 47.22	€ 36.81	€ 34.65	€ 45.05
Warrant1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant exercised									0
New issue of warrants | Warrant							4,500
Warrants plan issuance date 5 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New issue of warrants		100,000
Number of warrants offered		42,500
Number of warrants outstanding		45,000
Number of warrants cancelled		100,000